Finance Lease Receivables - Disclosure of payments to received on finance lease receivables (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
less: amount representing interest income	$ (888,095)
Finance Lease Receivable	1,158,384	$ 2,970,356	$ 3,395,739
Current Portion of Finance Lease Receivable	111,529	1,051,873
Long Term Portion of Finance Lease Receivable	1,046,855	$ 1,918,483
Year 1 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	363,774
Year 2 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	363,774
Year 3 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	367,579
Year 4 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	346,200
Year 5 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	$ 605,152